Intangible Assets - Summary of Intangible Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets [Line Items]
Intangible assets	₩ 1,717	₩ 1,163	₩ 1,036	₩ 234
Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets	1,144	991	64	115
Industrial Property Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	186	72	₩ 77	₩ 89
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangible assets	387	100
Acquisition Price
Disclosure Of Intangible Assets [Line Items]
Intangible assets	16,810	15,284
Acquisition Price | Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets	12,316	11,341
Acquisition Price | Industrial Property Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	674	533
Acquisition Price | Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangible assets	3,820	3,410
Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(15,093)	(14,121)
Accumulated Depreciation | Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(11,172)	(10,350)
Accumulated Depreciation | Industrial Property Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(488)	(461)
Accumulated Depreciation | Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangible assets	₩ (3,433)	₩ (3,310)